SHARE CAPITAL (Details Narrative) - CAD ($)		12 Months Ended
	Apr. 14, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Feb. 14, 2019	Dec. 22, 2016	Sep. 19, 2014
Share Purchase Options				10,000,000
Exercise Price				$ 0.006
Share-based Compensation				$ 60,000
Risk-free Rate				1.68%
Volatility				268.00%
Option Life				7 years
Class B Common Shares, Authorized Capital		2,100,000
Common Shares, Participating, Voting Rights		voting right of 1 vote per share
Common Shares, Non-participating, Voting Rights		voting right of 1,000 votes per share
Common Shares Authorized	1,100,000
Increased In Common Shares Authorized	2,100,000
Class B Common Shares, Issued	1,000,000
Class B Common Shares, Issued, Price Per Share	$ 0.0001
Proceeds From Common Stock Issued	$ 100
Conversion Of Promissory Notes Into Common Shares, Face Value		$ 464,580	$ 302,203
Conversion Of Promissory Notes Into Common Shares		196,822,079	759,908,896
Allocated Amount Of Share Capital In Connection With Promissory Note Conversions		$ 515,497	$ 1,416,024
Stock Options Granted					5,750,000
Stock Options Granted To Consultants					4,250,000
Promissory Note Conversions		69,761
Promissory Note Issued		$ 24,043,715
Expiry Date		Feb. 14, 2027
Obligation To Pay Creditor Signing Amount							$ 2,500
Escrow Shares Issued							1,500
Obligation To Pay Creditor Further Payment Dwac						$ 5,374	$ 7,334